Acquisition of Liberty Dialysis Holdings (Tables)	6 Months Ended
Jun. 30, 2013
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred tax assets	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable and deferred taxes	(33,597)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)

Total acquisition cost	$2,181,358

Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,696,659